Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus Dated October 10, 2012

In accordance with the Vanguard funds’ frequent-trading policies, Vanguard Short-Term Inflation-Protected Securities Index Fund generally prohibits an investor’s purchases or exchanges into the Fund for 60 calendar days after the investor has redeemed or exchanged out of the Fund.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading “Frequent Trading or Market-Timing”:

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because of a history of frequent trading by the investor or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

(over, please)

• Each Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

In the Investing With Vanguard section, the first paragraph under the heading “Frequent-Trading Limitations” is replaced with the following:

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus Dated October 10, 2012

In accordance with the Vanguard funds’ frequent-trading policies, Vanguard Short-Term Inflation-Protected Securities Index Fund generally prohibits a participant from exchanging into the Fund for 60 calendar days after the participant has exchanged out of the Fund.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading “Frequent Trading or Market-Timing”:

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because of a history of frequent trading by the investor or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

(over, please)

• Each Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the particpant has exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

In the Investing With Vanguard section, the second paragraph under the heading “Frequent-Trading Limitations” is replaced with the following:

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds, excluding Vanguard Short-Term Inflation-Protected Securities Index Fund), you must wait 60 days before exchanging back into the fund. This policy applies, regardless of the dollar amount. Please note that the 60-day clock restarts after every exchange out of the fund.